ACCOUNTS RECEIVABLE (Details Textual) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Provision for Doubtful Accounts	$ 286,606	$ 160,944	$ 691,156
Allowance for Doubtful Accounts Receivable, Write-offs	$ 36,037